Leases - Narrative (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2021 ft²	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2022 USD ($)
Leases [Abstract]
Square foot of leased space | ft²	2,300
Lessor, operating lease, term of contract	3 years
Lessee, operating lease, discount rate		0.80%
Short-term portion of operating lease liabilities		$ 153,629	$ 0
Lease expense		155,552	25,860
Operating lease right-of-use assets		282,580	$ 0	$ 435,005
Total lease liability		$ 282,580		$ 435,005